Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	June 30 2023	December 31 2022

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents	2 2	$828,837	$696,089

Trade receivables from provisional concentrate sales, net of fair value adjustment	6,11	1,105	2,516

Long-term investments - warrants held		458	560

Investments in equity instruments designated at FVTOCI 1

Long-term investments - common shares held	1 5	255,076	255,535

Financial assets measured at amortized cost

Trade receivables from sales of cobalt	11	4,945	6,642

Refundable deposit - 777 PMPA	2 5	8,393	8,073

Other accounts receivable		921	1,029

Total financial assets		$1,099,735	$970,444

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		$9,578	$12,570

Pension liability		3,949	3,524

Total financial liabilities		$13,527	$16,094

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	June 30 2023	December 31 2022

Cash and cash equivalents	2 2	$828,837	$696,089

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	1,105	2,516

Trade receivables from sales of cobalt	11	4,945	6,642

Refundable Deposit - 777 PMPA	2 5	8,393	8,073

Other accounts receivables	11	921	1,029

Maximum exposure to credit risk related to financial assets		$844,201	$714,349

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows, where applicable.

As at June 30, 2023

(in thousands)	2023	2024 - 2025	2026 - 2027	After 2027	Total

Accounts payable and accrued liabilities	$9,578	$ -	$-	$-	$9,578

Performance share units 1	-	12,627	614	-	13,241

Total	$9,578	$ 12,627	$614	$-	$22,819

1)	See Note 2 0 .1 for estimated value per PSU at maturity and anticipated performance factor at maturity.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	June 30 2023	December 31 2022

Monetary assets

Cash and cash equivalents	$4,539	$311

Accounts receivable	128	739

Long-term investments - common shares held	74,927	60,443

Long-term investments - warrants held	459	560

Other long-term assets	3,384	3,308

Total Canadian dollar denominated monetary assets	$83,437	$65,361

Monetary liabilities

Accounts payable and accrued liabilities	$6,469	$8,180

Performance share units	10,579	16,971

Lease liability	6,037	1,315

Pension liability	3,949	3,524

Total Canadian dollar denominated monetary liabilities	$27,034	$29,990

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at June 30, 2023

	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,852)	$1,852

Increase (decrease) in other comprehensive income	7,493	(7,493)

Increase (decrease) in total comprehensive income	$5,641	$(5,641)

	As at December 31, 2022

	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,507)	$2,507

Increase (decrease) in other comprehensive income	6,044	(6,044)

Increase (decrease) in total comprehensive income	$3,537	$(3,537)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2023

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	2 2	$828,837	$828,837	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	11	1,105	-	1,105	-
Long-term investments - common shares held	1 5	255,076	255,076	-	-
Long-term investments - warrants held	1 5	458	-	458	-

		$1,085,476	$1,083,913	$1,563	$-

		December 31, 2022

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	2 2	$696,089	$696,089	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	11	2,516	-	2,516	-
Long-term investments - common shares held	1 5	255,535	255,535	-	-
Long-term investments - warrants held	1 5	560	-	560	-

		$954,700	$951,624	$3,076	$-